Gotham Enhanced 500 ETF

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.2%
The Interpublic Group of Company, Inc.	8,209	$273,442
Omnicom Group, Inc. (1)	4,223	344,470
		617,912
Aerospace & Defense - 1.4%
The Boeing Co. (2)	1,478	281,544
General Dynamics Corp.	790	196,007
Howmet Aerospace, Inc. (1)	1,064	41,932
L3Harris Technologies, Inc.	535	111,392
Lockheed Martin Corp.	4,490	2,184,340
Northrop Grumman Corp.	1,254	684,195
Raytheon Technologies Corp.	3,638	367,147
TransDigm Group, Inc.	135	85,003
		3,951,560
Agriculture - 1.6%
Altria Group, Inc.	39,542	1,807,465
Archer-Daniels-Midland Co.	12,108	1,124,228
Philip Morris International, Inc.	15,251	1,543,553
		4,475,246
Airlines - 0.1%
Alaska Air Group, Inc. (2)	311	13,354
American Airlines Group, Inc. (1)(2)	1,633	20,772
Delta Air Lines, Inc. (2)	1,592	52,313
Southwest Airlines Co. (1)	1,459	49,125
United Airlines Holdings, Inc. (2)	807	30,424
		165,988
Apparel - 0.2%
Nike, Inc. - Class B	3,888	454,935
Ralph Lauren Corp. - Class A	193	20,394
Tapestry, Inc.	693	26,389
VF Corp.	1,098	30,316
		532,034
Auto Manufacturers - 1.4%
Cummins, Inc.	398	96,432
Ford Motor Co.	82,645	961,161
General Motors Co.	29,825	1,003,313
PACCAR, Inc.	853	84,422
Tesla, Inc. (2)	14,163	1,744,598
		3,889,926
Auto Parts & Equipment - 0.0%(4)
Aptiv PLC (2)	666	62,025
BorgWarner, Inc.	666	26,806
		88,831
Banks - 3.5%
Bank of America Corp.	49,751	1,647,753
The Bank of New York Mellon Corp.	16,660	758,363
Citigroup, Inc.	5,501	248,810
Citizens Financial Group, Inc.	1,219	47,992
Comerica, Inc. (1)	321	21,459
Fifth Third Bancorp	1,687	55,350
First Republic Bank	3,749	456,966
The Goldman Sachs Group, Inc.	944	324,151
Huntington Bancshares, Inc.	3,547	50,013
JPMorgan Chase & Co.	29,628	3,973,115
KeyCorp	2,294	39,961
M&T Bank Corp.	427	61,941
Morgan Stanley	4,813	409,201
Northern Trust Corp.	512	45,307
The PNC Financial Services Group, Inc.	1,115	176,103
Regions Financial Corp. (1)	2,452	52,865
Signature Bank	1,296	149,325
State Street Corp.	904	70,123
SVB Financial Group (2)	171	39,354
Truist Financial Corp.	3,297	141,870
U.S. Bancorp	10,172	443,601
Wells Fargo & Co.	10,703	441,927
Zions Bancorp N.A.	370	18,189
		9,673,739
Beverages - 1.5%
Brown-Forman Corp. - Class B	1,178	77,371
The Coca-Cola Co.	47,793	3,040,113
Constellation Brands, Inc. - Class A	520	120,510
Keurig Dr Pepper, Inc.	3,483	124,204
Molson Coors Brewing Co. - Class B	617	31,788
Monster Beverage Corp. (2)	1,301	132,090
PepsiCo, Inc.	3,890	702,767
		4,228,843
Biotechnology - 3.4%
Amgen, Inc.	7,977	2,095,079
Biogen, Inc. (2)	2,953	817,745
Bio-Rad Laboratories, Inc. - Class A (2)	73	30,696
Corteva, Inc.	2,032	119,441
Gilead Sciences, Inc.	28,665	2,460,890
Illumina, Inc. (2)	1,292	261,242
Incyte Corp. (2)	1,822	146,343
Moderna, Inc. (2)	7,922	1,422,950
Regeneron Pharmaceuticals, Inc. (2)	977	704,896
Vertex Pharmaceuticals, Inc. (2)	5,263	1,519,849
		9,579,131
Building Materials - 0.4%
Carrier Global Corp.	2,417	99,701
Johnson Controls International PLC	11,532	738,048
Martin Marietta Materials, Inc.	153	51,710
Masco Corp.	4,636	216,362
Mohawk Industries, Inc. (2)	178	18,195
Vulcan Materials Co.	327	57,261
		1,181,277
Chemicals - 1.4%
Air Products and Chemicals, Inc.	545	168,002
Albemarle Corp.	294	63,757
Celanese Corp.	2,227	227,688
CF Industries Holdings, Inc.	4,722	402,314
Dow, Inc.	14,937	752,675
DuPont de Nemours, Inc. (1)	1,415	97,111
Eastman Chemical Co.	2,524	205,555
Ecolab, Inc.	700	101,892
FMC Corp.	1,083	135,158
International Flavors & Fragrances, Inc. (1)	626	65,630
Linde PLC	1,404	457,957
LyondellBasell Industries NV - Class A	6,859	569,503
The Mosaic Co.	7,342	322,094
PPG Industries, Inc.	579	72,803
The Sherwin-Williams Co.	642	152,366
		3,794,505
Commercial Services - 1.3%
Automatic Data Processing, Inc.	1,195	285,438
Cintas Corp.	251	113,357
CoStar Group, Inc. (2)	973	75,193
Equifax, Inc. (1)	302	58,697
FleetCor Technologies, Inc. (2)	1,561	286,724
Gartner, Inc. (2)	225	75,632
Global Payments, Inc.	701	69,623
MarketAxess Holdings, Inc. (1)	93	25,937
Moody’s Corp.	518	144,325
PayPal Holdings, Inc. (2)	23,596	1,680,507
Quanta Services, Inc.	351	50,018
Robert Half International, Inc.	2,287	168,849
Rollins, Inc.	1,210	44,213
S&P Global, Inc.	862	288,718
United Rentals, Inc. (2)	174	61,843
Verisk Analytics, Inc.	402	70,921
		3,499,995
Computers - 8.1%
Accenture PLC - Class A	12,996	3,467,853
Apple, Inc.	129,780	16,862,315
Cognizant Technology Solutions Corp. - Class A	4,179	238,997
DXC Technology Co. (2)	3,681	97,546
EPAM Systems, Inc. (2)	471	154,366
Fortinet, Inc. (2)	1,994	97,487
Hewlett Packard Enterprise Co.	3,167	50,545
HP, Inc.	23,917	642,650
International Business Machines Corp.	4,672	658,238
Leidos Holdings, Inc.	340	35,765
NetApp, Inc.	4,466	268,228
Seagate Technology Holdings PLC	593	31,198
Western Digital Corp. (2)	915	28,868
		22,634,056
Cosmetics & Personal Care - 1.1%
Colgate-Palmolive Co.	2,358	185,787
The Estee Lauder Companies, Inc. - Class A	878	217,841
The Procter & Gamble Co.	17,399	2,636,992
		3,040,620
Distribution & Wholesale - 0.3%
Copart, Inc. (2)	1,170	71,241
Fastenal Co.	1,417	67,053
LKQ Corp.	5,685	303,636
Pool Corp.	449	135,746
W.W. Grainger, Inc.	403	224,169
		801,845
Diversified Financial Services - 4.1%
American Express Co.	1,842	272,155
Ameriprise Financial, Inc.	306	95,279
BlackRock, Inc.	1,787	1,266,322
Capital One Financial Corp.	1,085	100,862
Cboe Global Markets, Inc.	260	32,622
The Charles Schwab Corp.	5,286	440,112
CME Group, Inc. - Class A	1,002	168,496
Discover Financial Services	685	67,013
Franklin Resources, Inc. (1)	10,615	280,024
Intercontinental Exchange, Inc.	11,479	1,177,631
Invesco Ltd.	1,313	23,621
Mastercard, Inc. - Class A	7,840	2,726,203
Nasdaq, Inc.	10,099	619,574
Raymond James Financial, Inc.	566	60,477
Synchrony Financial	1,224	40,221
T. Rowe Price Group, Inc.	4,684	510,837
Visa, Inc. - Class A (1)	16,838	3,498,263
		11,379,712
Electric - 1.1%
The AES Corp.	1,887	54,270
Alliant Energy Corp.	617	34,064
Ameren Corp.	669	59,487
American Electric Power Co., Inc.	1,263	119,922
CenterPoint Energy, Inc.	1,553	46,574
CMS Energy Corp.	714	45,218
Consolidated Edison, Inc.	870	82,920
Constellation Energy Corp.	6,718	579,159
Dominion Energy, Inc.	2,212	135,640
DTE Energy Co.	547	64,289
Duke Energy Corp.	1,893	194,960
Edison International (1)	945	60,121
Entergy Corp.	500	56,250
Evergy, Inc.	564	35,492
Eversource Energy	851	71,348
Exelon Corp.	2,857	123,508
FirstEnergy Corp.	1,405	58,926
NextEra Energy, Inc.	4,831	403,872
NRG Energy, Inc.	738	23,483
PG&E Corp. (2)	16,331	265,542
Pinnacle West Capital Corp.	278	21,139
PPL Corp.	2,067	60,398
Public Service Enterprise Group, Inc.	1,430	87,616
Sempra Energy	787	121,623
The Southern Co. (1)	2,614	186,666
WEC Energy Group, Inc.	776	72,758
Xcel Energy, Inc.	1,344	94,228
		3,159,473
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	611	85,369
Emerson Electric Co.	4,656	447,255
Generac Holdings, Inc. (2)	156	15,703
		548,327
Electronics - 1.0%
Agilent Technologies, Inc.	735	109,993
Allegion PLC	240	25,262
Amphenol Corp. - Class A	13,110	998,195
Fortive Corp.	2,921	187,674
Garmin Ltd.	474	43,745
Honeywell International, Inc.	1,903	407,813
Keysight Technologies, Inc. (2)	440	75,271
Mettler-Toledo International, Inc. (2)	55	79,500
TE Connectivity Ltd.	6,552	752,170
Trimble, Inc. (2)	627	31,701
		2,711,324
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (2)	332	87,967
First Solar, Inc. (2)	262	39,245
SolarEdge Technologies, Inc. (2)	457	129,454
		256,666
Engineering & Construction - 0.0%(4)
Jacobs Solutions, Inc.	361	43,345

Entertainment - 0.0%(4)
Caesars Entertainment, Inc. (2)	548	22,797
Live Nation Entertainment, Inc. (1)(2)	567	39,542
		62,339
Environmental Control - 0.2%
Pentair PLC	3,388	152,392
Republic Services, Inc.	783	100,999
Waste Management, Inc.	1,020	160,018
		413,409
Food - 1.1%
Campbell Soup Co.	6,150	349,013
Conagra Brands, Inc.	1,179	45,627
General Mills, Inc.	7,653	641,704
The Hershey Co.	583	135,005
Hormel Foods Corp.	1,343	61,174
The J.M. Smucker Co.	267	42,309
Kellogg Co.	7,014	499,677
The Kraft Heinz Co.	3,485	141,874
The Kroger Co.	2,464	109,845
Lamb Weston Holdings, Inc.	354	31,633
McCormick & Co., Inc.	669	55,453
Mondelez International, Inc. - Class A	3,934	262,201
Sysco Corp.	1,261	96,404
Tyson Foods, Inc. - Class A	8,070	502,358
		2,974,277
Forest Products & Paper - 0.1%
International Paper Co.	8,070	279,464

Gas - 0.0%(4)
Atmos Energy Corp. (1)	345	38,664
NiSource, Inc.	1,003	27,502
		66,166
Hand & Machine Tools - 0.1%
Snap-on, Inc. (1)	1,026	234,431
Stanley Black & Decker, Inc.	426	32,001
		266,432
Healthcare - Products - 2.0%
Abbott Laboratories	14,255	1,565,056
Align Technology, Inc. (2)	191	40,282
Baxter International, Inc.	1,237	63,050
Bio-Techne Corp.	384	31,826
Boston Scientific Corp. (2)	3,515	162,639
The Cooper Companies, Inc.	142	46,955
Danaher Corp.	5,926	1,572,879
DENTSPLY SIRONA, Inc.	4,408	140,351
Edwards Lifesciences Corp. (2)	1,524	113,706
Hologic, Inc. (2)	705	52,741
IDEXX Laboratories, Inc. (2)	205	83,632
Intuitive Surgical, Inc. (2)	877	232,712
Medtronic PLC	3,829	297,590
PerkinElmer, Inc.	310	43,468
ResMed, Inc.	360	74,927
STERIS PLC	246	45,434
Stryker Corp.	931	227,620
Teleflex, Inc. (1)	147	36,696
Thermo Fisher Scientific, Inc.	1,025	564,457
Waters Corp. (1)(2)	149	51,044
West Pharmaceutical Services, Inc.	182	42,834
Zimmer Biomet Holdings, Inc.	515	65,662
		5,555,561
Healthcare - Services - 1.7%
Catalent, Inc. (2)	440	19,804
Centene Corp. (2)	1,636	134,168
Charles River Laboratories International, Inc. (2)	125	27,238
DaVita, Inc. (1)(2)	1,856	138,588
Elevance Health, Inc.	679	348,307
HCA Healthcare, Inc.	817	196,047
Humana, Inc.	2,608	1,335,792
IQVIA Holdings, Inc. (2)	460	94,249
Laboratory Corp of America Holdings	1,934	455,418
Molina Healthcare, Inc. (2)	143	47,221
Quest Diagnostics, Inc.	2,449	383,122
UnitedHealth Group, Inc.	2,656	1,408,158
Universal Health Services, Inc. - Class B	206	29,023
		4,617,135
Home Builders - 0.1%
D.R. Horton, Inc. (1)	854	76,126
Lennar Corp. - Class A (1)	2,392	216,476
NVR, Inc. (2)	9	41,513
PulteGroup, Inc.	585	26,635
		360,750
Home Furnishings - 0.1%
Whirlpool Corp.	1,197	169,328

Household Products & Wares - 0.1%
Avery Dennison Corp.	228	41,268
Church & Dwight Co., Inc.	629	50,704
The Clorox Co. (1)	302	42,380
Kimberly-Clark Corp.	971	131,813
		266,165
Housewares - 0.0%(4)
Newell Brands, Inc.	1,141	14,924

Insurance - 3.4%
Aflac, Inc.	1,670	120,140
The Allstate Corp. (1)	723	98,039
American International Group, Inc.	2,179	137,800
Aon PLC	589	176,782
Arch Capital Group Ltd. (2)	7,511	471,541
Arthur J Gallagher & Co.	572	107,845
Assurant, Inc. (1)	140	17,508
Berkshire Hathaway, Inc. - Class B (2)	21,575	6,664,518
Brown & Brown, Inc.	798	45,462
Chubb Ltd.	1,155	254,793
Cincinnati Financial Corp.	392	40,137
Everest Re Group Ltd.	96	31,802
Globe Life, Inc.	241	29,053
The Hartford Financial Services Group, Inc.	816	61,877
Lincoln National Corp.	421	12,933
Loews Corp.	598	34,881
Marsh & McLennan Companies, Inc.	1,416	234,320
MetLife, Inc.	2,189	158,418
Principal Financial Group, Inc.	614	51,527
The Progressive Corp.	1,444	187,301
Prudential Financial, Inc.	918	91,304
The Travelers Companies, Inc.	627	117,556
W.R. Berkley Corp.	5,410	392,604
Willis Towers Watson PLC	300	73,374
		9,611,515
Internet - 9.3%
Alphabet, Inc. - Class A (2)	120,898	10,666,830
Amazon.com, Inc. (2)	99,468	8,355,312
Booking Holdings, Inc. (2)	732	1,475,185
CDW Corp.	332	59,289
eBay, Inc.	13,325	552,588
Etsy, Inc. (1)(2)	319	38,210
Expedia Group, Inc. - Class A (2)	3,224	282,422
F5, Inc. (2)	1,227	176,087
Gen Digital, Inc.	1,639	35,124
Match Group, Inc. (2)	701	29,084
Meta Platforms, Inc. - Class A (2)	26,033	3,132,811
Netflix, Inc. (2)	3,619	1,067,171
VeriSign, Inc. (2)	306	62,865
		25,932,978
Iron & Steel - 0.4%
Nucor Corp. (1)	6,291	829,217
Steel Dynamics, Inc. (1)	3,591	350,840
		1,180,057
Leisure Time - 0.0%(4)
Carnival Corp. (1)(2)	3,096	24,954
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,086	13,292
Royal Caribbean Cruises Ltd. (1)(2)	665	32,871
		71,117
Lodging - 0.2%
Hilton Worldwide Holdings, Inc.	702	88,705
Las Vegas Sands Corp. (1)(2)	1,918	92,198
Marriott International, Inc. - Class A	812	120,899
MGM Resorts International	9,127	306,028
Wynn Resorts Ltd. (2)	281	23,174
		631,004
Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.	1,705	408,450

Machinery - Diversified - 0.4%
Deere & Co.	759	325,429
Dover Corp.	404	54,706
IDEX Corp.	1,537	350,943
Ingersoll Rand, Inc.	1,107	57,841
Nordson Corp. (1)	146	34,707
Otis Worldwide Corp.	1,191	93,267
Rockwell Automation, Inc. (1)	283	72,892
Westinghouse Air Brake Technologies Corp.	447	44,615
Xylem, Inc.	442	48,872
		1,083,272
Media - 2.0%
Charter Communications, Inc. - Class A (2)	3,476	1,178,712
Comcast Corp. - Class A	90,875	3,177,899
DISH Network Corp. - Class A (1)(2)	1,385	19,445
FactSet Research Systems, Inc.	93	37,312
Fox Corp. - Class A	11,319	343,758
News Corp. - Class A	12,045	219,219
ViacomCBS, Inc. - Class B	1,843	31,110
The Walt Disney Co. (2)	4,536	394,088
Warner Bros Discovery, Inc. (1)(2)	19,992	189,524
		5,591,067
Mining - 0.1%
Freeport-McMoRan, Inc.	4,110	156,180
Newmont Corp.	2,284	107,805
		263,985
Miscellaneous Manufacturers - 1.6%
3M Co.	12,090	1,449,833
A.O. Smith Corp. (1)	440	25,186
Eaton Corp PLC	1,096	172,017
General Electric Co.	5,749	481,709
Illinois Tool Works, Inc.	4,951	1,090,705
Parker-Hannifin Corp.	370	107,670
Teledyne Technologies, Inc. (2)	954	381,514
Textron, Inc.	650	46,020
Trane Technologies PLC	4,745	797,587
		4,552,241
Office & Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (2)	1,081	277,179

Oil & Gas - 7.2%
APA Corp.	7,335	342,398
Chevron Corp.	17,719	3,180,383
ConocoPhillips	26,230	3,095,140
Coterra Energy, Inc. (1)	2,021	49,656
Devon Energy Corp.	13,483	829,339
Diamondback Energy, Inc.	3,661	500,752
EOG Resources, Inc.	12,096	1,566,674
EQT Corp.	7,602	257,176
Exxon Mobil Corp.	36,733	4,051,650
Hess Corp.	771	109,343
Marathon Oil Corp.	15,769	426,867
Marathon Petroleum Corp.	11,447	1,332,316
Occidental Petroleum Corp.	19,785	1,246,257
Phillips 66	9,928	1,033,306
Pioneer Natural Resources Co.	4,937	1,127,561
Valero Energy Corp.	8,304	1,053,446
		20,202,264
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	2,519	74,386
Halliburton Co.	2,341	92,118
Schlumberger Ltd.	3,503	187,271
		353,775
Packaging & Containers - 0.3%
Amcor PLC	4,272	50,880
Ball Corp.	1,591	81,364
Packaging Corp. of America	1,926	246,355
Sealed Air Corp.	2,980	148,642
Westrock Co.	5,227	183,781
		711,022
Pharmaceuticals - 8.9%
AbbVie, Inc.	14,181	2,291,792
AmerisourceBergen Corp.	586	97,106
Becton Dickinson and Co.	701	178,264
Bristol-Myers Squibb Co.	21,049	1,514,476
Cardinal Health, Inc.	5,601	430,549
Cigna Corp.	6,703	2,220,972
CVS Health Corp.	26,765	2,494,230
Dexcom, Inc. (2)	965	109,277
Eli Lilly & Co.	2,498	913,868
Henry Schein, Inc. (2)	384	30,670
Johnson & Johnson	24,136	4,263,625
McKesson Corp.	3,459	1,297,540
Merck & Co., Inc.	44,615	4,950,034
Organon & Co.	5,240	146,353
Pfizer, Inc.	66,084	3,386,144
Viatris, Inc.	24,920	277,360
Zoetis, Inc.	1,168	171,170
		24,773,430
Pipelines - 0.1%
Kinder Morgan, Inc.	6,457	116,742
ONEOK, Inc.	1,263	82,979
Targa Resources Corp.	558	41,013
The Williams Companies, Inc.	3,193	105,050
		345,784
Real Estate - 0.2%
CBRE Group, Inc. - Class A (1)(2)	6,531	502,626

Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	3,241	472,116
American Tower Corp.	3,786	802,102
AvalonBay Communities, Inc.	2,879	465,016
Boston Properties, Inc.	3,231	218,351
Camden Property Trust	2,377	265,939
Crown Castle, Inc.	3,521	477,588
Digital Realty Trust, Inc.	5,654	566,927
Equinix, Inc.	223	146,072
Equity Residential	7,555	445,745
Essex Property Trust, Inc.	1,317	279,099
Extra Space Storage, Inc.	377	55,487
Federal Realty Investment Trust	234	23,643
Healthpeak Properties, Inc.	10,560	264,739
Host Hotels & Resorts, Inc.	1,811	29,067
Invitation Homes, Inc.	1,500	44,460
Iron Mountain, Inc.	714	35,593
Kimco Realty Corp.	1,611	34,121
Mid-America Apartment Communities, Inc.	322	50,551
Prologis, Inc.	11,890	1,340,360
Public Storage	770	215,746
Realty Income Corp.	12,918	819,389
Regency Centers Corp.	419	26,187
SBA Communications Corp.	886	248,355
Simon Property Group, Inc.	901	105,849
UDR, Inc.	6,712	259,956
Ventas, Inc.	983	44,284
VICI Properties, Inc.	9,607	311,267
Vornado Realty Trust	3,951	82,220
Welltower, Inc.	9,691	635,245
Weyerhaeuser Co.	15,395	477,245
		9,242,719
Retail - 3.4%
Advance Auto Parts, Inc.	170	24,995
AutoZone, Inc. (2)	53	130,708
Bath & Body Works, Inc. (1)	648	27,307
Best Buy Co., Inc.	648	51,976
CarMax, Inc. (1)(2)	3,211	195,518
Chipotle Mexican Grill, Inc. (2)	68	94,349
Costco Wholesale Corp.	1,097	500,780
Darden Restaurants, Inc.	307	42,467
Dollar General Corp.	638	157,108
Dollar Tree, Inc. (1)(2)	550	77,792
Domino’s Pizza, Inc.	89	30,830
Genuine Parts Co.	2,898	502,832
The Home Depot, Inc.	2,906	917,889
Lowe’s Companies, Inc.	1,735	345,681
McDonald’s Corp.	7,980	2,102,969
O’Reilly Automotive, Inc. (2)	1,290	1,088,799
Ross Stores, Inc.	998	115,838
Starbucks Corp.	3,293	326,666
Target Corp.	1,301	193,901
The TJX Companies, Inc.	3,280	261,088
Tractor Supply Co.	272	61,192
Ulta Beauty, Inc. (2)	145	68,015
Walgreens Boots Alliance, Inc.	17,769	663,850
Walmart, Inc.	8,908	1,263,065
Yum! Brands, Inc.	805	103,104
		9,348,719
Semiconductors - 4.5%
Advanced Micro Devices, Inc. (2)	4,024	260,634
Analog Devices, Inc.	1,310	214,879
Applied Materials, Inc.	17,586	1,712,525
Broadcom, Inc.	3,030	1,694,164
Intel Corp.	11,599	306,562
KLA Corp.	1,262	475,812
Lam Research Corp.	2,803	1,178,101
Microchip Technology, Inc.	3,070	215,667
Micron Technology, Inc.	8,863	442,973
Monolithic Power Systems, Inc. (1)	115	40,665
NVIDIA Corp.	6,992	1,021,811
NXP Semiconductors NV	5,396	852,730
ON Semiconductor Corp. (1)(2)	8,906	555,467
Qorvo, Inc. (2)	2,197	199,136
QUALCOMM, Inc.	22,816	2,508,391
Skyworks Solutions, Inc.	462	42,102
Teradyne, Inc.	3,270	285,635
Texas Instruments, Inc.	2,519	416,189
		12,423,443
Shipbuilding - 0.0%(4)
Huntington Ingalls Industries, Inc.	99	22,837

Software - 9.0%
Activision Blizzard, Inc.	6,370	487,623
Adobe, Inc. (2)	3,670	1,235,065
Akamai Technologies, Inc. (2)	3,193	269,170
ANSYS, Inc. (2)	715	172,737
Autodesk, Inc. (2)	1,773	331,320
Broadridge Financial Solutions, Inc.	289	38,764
Cadence Design Systems, Inc. (2)	2,230	358,227
Ceridian HCM Holding, Inc. (2)	376	24,120
Electronic Arts, Inc.	2,256	275,638
Fidelity National Information Services, Inc.	4,700	318,895
Fiserv, Inc. (2)	1,598	161,510
Intuit, Inc.	700	272,454
Jack Henry & Associates, Inc.	210	36,868
Microsoft Corp.	72,841	17,468,729
MSCI, Inc.	200	93,034
Oracle Corp.	7,875	643,702
Paychex, Inc.	1,035	119,605
Paycom Software, Inc. (2)	142	44,064
PTC, Inc. (2)	288	34,572
Roper Technologies, Inc.	871	376,350
Salesforce, Inc. (2)	8,058	1,068,410
ServiceNow, Inc. (2)	1,651	641,034
Synopsys, Inc. (2)	1,239	395,600
Take-Two Interactive Software, Inc. (1)(2)	1,367	142,346
Tyler Technologies, Inc. (2)	102	32,886
		25,042,723
Telecommunications - 4.1%
Arista Networks, Inc. (2)	777	94,289
AT&T, Inc.	139,444	2,567,164
Cisco Systems, Inc.	86,976	4,143,537
Corning, Inc.	16,936	540,936
Juniper Networks, Inc.	906	28,956
Lumen Technologies, Inc. (1)	21,220	110,768
Motorola Solutions, Inc.	472	121,639
T-Mobile US, Inc. (2)	3,475	486,500
Verizon Communications, Inc.	86,368	3,402,899
		11,496,688
Toys, Games & Hobbies - 0.0%(4)
Hasbro, Inc.	340	20,743

Transportation - 3.2%
C.H. Robinson Worldwide, Inc.	1,901	174,056
CSX Corp.	39,256	1,216,151
Expeditors International of Washington, Inc.	3,600	374,112
FedEx Corp.	726	125,743
J.B. Hunt Transport Services, Inc.	259	45,159
Norfolk Southern Corp.	4,828	1,189,716
Old Dominion Freight Line, Inc.	292	82,864
Union Pacific Corp.	12,654	2,620,264
United Parcel Service, Inc. - Class B	17,503	3,042,721
		8,870,786
Water - 0.0%(4)
American Water Works Co., Inc.	447	68,132
Total Common Stocks
(Cost $295,741,781)		278,328,861

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.100% (3)	454,638	454,638
Total Short-Term Investments
(Cost $454,638)		454,638

Investments Purchased with Collateral from Securities Lending - 3.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.560% (3)	8,508,005	8,508,005
Total Investments Purchased with Collateral from Securities Lending
(Cost $8,508,005)		8,508,005

Total Investments in Securities - 103.0%
(Cost $304,704,424)		287,291,504
Liabilities in excess of Other assets - (3.0)%		(8,432,748)
Total Net Assets - 100.0%		$278,858,756

(1)
This security or a portion of this security was out on loan as of December 31, 2022. Total loaned securities had a value of $8,284,454 or 3.0% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Gotham Enhanced 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$278,328,861	$–	$–	$278,328,861
Short-Term Investments	–	454,638	–	–	454,638
Investments Purchased With Collateral From Securities Lending (2)	8,508,005	–	–	–	8,508,005
Total Investments in Securities	$8,508,005	$278,783,499	$–	$–	$287,291,504

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.